Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2024
Financial assets at fair value through profit or loss [Abstract]
Financial assets at fair value through profit or loss

13. Financial assets at fair value through profit or loss

	As of December 31,
	2023	2024
	RMB’000	RMB’000
Current assets
Unlisted equity investments	45	45
Prepaid shares repurchase instrument (Note 20)	70,119	—
	70,164	45
Non-current assets
Unlisted equity investments	31,926	3,160
Insurance and wealth management products	2,862	—
	34,788	3,160
	104,952	3,205

The Group’s equity investments in unlisted companies without control or significant influence are measured at fair value through profit or loss as the Group has not elected to recognize fair value gains and losses through other comprehensive income. For the significant unobservable inputs used in fair value measurements, please refer to Note 3.3.

The following table presents the movement in financial assets at FVTPL during the years indicated:

	Year ended December 31,
	2023	2024
	RMB’000	RMB’000
Opening balance	11,753	104,952
Arising from business combination	3,238	—
Additions	207,941	—
Fair value changes	(87,519)	(80,687)
Disposals	(30,461)	(23,690)
Exchange differences	—	2,630
Closing balance	104,952	3,205